August 1, 2016

DBX ETF TRUST

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

(each, a “Fund”)

Supplement to the Prospectus

dated September 30, 2015

Effective August 1, 2016, the Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF.

Accordingly, effective that date, the Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 300 China A-Shares ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.65
Other Expenses	None
Total Annual Fund Operating Expenses	0.65

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 300 China A-Shares ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.65
Other Expenses	None
Total Annual Fund Operating Expenses	0.65

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 500 China A-Shares ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

The fifth paragraph in the section of the Prospectus entitled “Management—Investment Adviser and Sub-Adviser” is hereby deleted and replaced with the following:

For its investment advisory services to each Fund, the Adviser is entitled to receive a unitary management fee from each Fund at the following annual rate of its average daily net assets.

Fund	Fee as a % of average daily net assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.65*
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65*

*Prior to August 1, 2016, the Adviser received a unitary management fee at an annual rate equal to 0.80% of the Fund’s average daily net assets.

Please retain this supplement for future reference.